PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the DG Investor Series mutual funds, which covers the six-month period from March 1, 1996 through August 31, 1996. This combined format helps the funds achieve greater efficiencies by reducing printing and mailing expenses.

The report begins with a discussion with each fund's portfolio manager, followed by a complete list of holdings and financial statements.

Please note the following highlights for each fund in the DG Investor Series over the six-month reporting period:

- Reflecting a degree of volatility that occurred in certain sectors of the stock market during the six-month reporting period, the DG EQUITY FUND total return was -0.93%. The fund paid income totaling $0.08 per share. Of course, short-term, periodic fluctuations in value are to be expected when investing in stocks. Please note that over the long term, the fund has performed well, producing a total return of 16.78%* for the one-year period ending August 31, 1996. And, since its inception on August 3, 1992, the fund has achieved an annualized total return of 12.23%.* Net assets reached $408.3 million at the end of the reporting period.

- DG OPPORTUNITY FUND produced a total return of 11.96%* for the reporting period through strong price increases among the fund's holdings. The fund's net asset value rose from $12.79 on the first day of the period to $14.32 on the last day. At the end of the reporting period, net assets stood at $72 million.
- DG LIMITED TERM GOVERNMENT INCOME FUND paid dividends totaling $0.27 per share. The fund's shorter-maturity portfolio helped cushion the fund's share price against rising rates that impacted longer-maturity bonds. As a result, the fund achieved a positive total return of 1.55%.* Net assets stood at $89.4 million.

- DG GOVERNMENT INCOME FUND, a portfolio of U.S. government securities, paid dividends totaling $0.29 per share. The fund's share price was impacted by rising interest rates that caused bond prices to decline. As a result, the fund's total return was -0.43%.* Net assets stood at $224.6 million.

- DG MUNICIPAL INCOME FUND rewarded tax-sensitive investors with federally tax-free dividends totaling $0.24 per share and capital gains of $0.01 per share.** Reflecting a rising interest rate environment that impacted bond prices during the period, the fund's total return was -0.46%.* At the end of the reporting period, net assets reached $46.4 million.

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charge. Total returns based on the maximum sales charge for the six-month period are as follows: DG Opportunity Fund, 8.08%; DG Equity Fund, -4.43% (one-year period, 12.66% and since inception, 11.27%); DG Municipal Income Fund, -2.47%; DG Government Income Fund, -2.41%; and DG Limited Term Government Income Fund, -0.48%.

** Income may be subject to the federal alternative minimum tax and state and local taxes.


--------------------------------------------------------------------------------
- A convenient way for investors to pursue daily income on their ready cash, DG U.S. GOVERNMENT MONEY MARKET FUND paid dividends totaling $0.02 per share. Net assets stood at $229.5 million.*

Thank you for pursuing your financial goals through DG Investor Series. You have our commitment to provide the highest level of service as we keep you informed about your progress.

Sincerely,

LOGO
Edward C. Gonzales
President
October 15, 1996

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG EQUITY FUND

The first half of our DG Equity Fund's fiscal year exhibited little of last year's 13% first half sparkle. Rather, we struggled (unsuccessfully) over the six-month reporting period merely to keep our heads above some suddenly very choppy and treacherous investment seas. Our long term benchmark--the S&P 500 Index*--and our management style benchmark--the S&P 500/BARRA Growth Index**--faired only slightly better over this admittedly very short term period but did, at least, manage to post positive returns.
To be sure, the degree of our underachievement was modest enough and the measurement period too short to be meaningful. Nevertheless, the fact that both of these important benchmarks outperformed our fund causes us some process control-related concern. Admittedly, this aberration--if that is what it is--is not a first. We've experienced these anomalies over similarly shortened periods in the past. However, now as before, we feel encouraged to pursue an additional in-depth portfolio analysis to assure complete fidelity to our stated investment approach. This planned micro-management review is part and parcel of our ongoing management process and is but one facet of our rigorous, but routine, attention to our shareholder's best interests. Preliminary indications--so far--hint at "selection" as the under-performance culprit with "sector emphasis" a co-conspirator.

Over the reporting period, we persisted in our on-going "nudging" of the portfolio closer to the intended "high growth" profile we envision as the optimum configuration. We added a modest number of expected high growth issues and removed an even more modest number of less attractive issues. In the process, we reduced our short-term cash position by about one or two percent. As always, we continue to emphasize the economic sectors typically dominant in a large-cap growth portfolio. These sectors are the Consumer Non-Durables (such as foods, beverages and cosmetics), Health Care, Technology, Capital Goods (for instance, electrical equipment and construction materials), and the Business Equipment and Services sectors. With interest rates apparently in a troughing-to-rising phase, the popular Financial Services sector is now even less appealing to us than is typically the case. Therefore, this sector remains unrepresented in our portfolio. Should interest rates rise further, as we expect, our portfolio is likely to suffer both from the adverse effects of contracting price/earnings multiples as well as unsettling Technology sector earning per share disappointments of a cyclical (industry specific) nature. If this short-term view should prove to be correct, quarterly fund returns will quite likely once again be impacted. Longer-term, however, we believe the outlook for investment success is substantially intact and encouraging.
 * The Standard & Poor's Daily Stock Price Index of 500 Common Stocks is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

** S&P 500/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm. This index is unmanaged, and investments cannot be made in an index.


--------------------------------------------------------------------------------

DG OPPORTUNITY FUND

DG Opportunity Fund was established in July 1994 to provide investors with a diversified portfolio of equity securities of smaller capitalized companies. The investment objective of the fund is to provide capital appreciation.

Stocks purchased by the fund since February 1996 have been mostly smaller capitalization issues. The stock selection has been well diversified with some concentrations being made in the technology, telecommunications, financial, and retail sectors. The fund's holdings in technology, healthcare, leisure, and energy sectors have been increased since our last report. The restaurant sector holdings have been reduced. We anticipate more sector rotation during the next six months.

The total rate of return (income plus capital appreciation) for the past six months was 11.96% based on net asset value.* The fund's net assets have increased from $53.3 million as of February 29, 1996 to $72.1 million as of August 31, 1996.

DG LIMITED TERM GOVERNMENT INCOME FUND

Interest rates rose significantly for the six-month period ended August 31, 1996. Economic reports showed a growing economy and, while inflation has not increased in a meaningful manner, the perception among investors was that it might begin to do so in the near future. The market has been anticipating rate increases by the Federal Reserve Board to head off an expanding economy. Yields on 3-, 5-, and 10-year Treasuries increased by 97,100, and 84 basis points, respectively.

For the six months ended August 31, 1996, the fund's total return was 1.55% based on net asset value* compared to the Merrill Lynch 1-3 Year Treasury Index** total return of 1.66%. The fund's duration of 1.54 years and average maturity of 1.74 years were maintained during the reporting period. U.S. Treasury securities continue to hold a majority position in the fund. U.S. agency securities may be utilized more in the future as spreads to Treasuries have widened, helping to provide a more adequate return for the additional risk.

DG GOVERNMENT INCOME FUND

Interest rates rose significantly for the six-month period ended August 31, 1996. Economic reports showed a growing economy and while inflation has not increased in a meaningful manner, the perception among investors was that it might begin to do so in the near future. The market has been anticipating rate increases by the Federal Reserve Board to head off an expanding economy. Yields on 3-, 5-, and 10-year Treasuries increased by 97, 100, and 84 basis points, respectively.

For the six months ended August 31, 1996, the fund's total return was -0.43% based on net asset value* compared to the Lehman Brothers Government/Corporate Bond Index** total return of -0.39%. We softened our barbell strategy during this period. Our duration of 4.73 years and average maturity of 7.95 years continue to be shorter than the benchmark. U.S. agency securities may be utilized more in the future as spreads to Treasuries have widened, helping to provide a more adequate return for the additional risk.


--------------------------------------------------------------------------------

DG MUNICIPAL INCOME FUND

DG Municipal Income Fund was established in December 1992 to provide investors with the ability to invest in a diversified portfolio of quality longer term municipal issues. The investment objective of the fund is to provide dividend income that is exempt from federal regular income tax.***

Issues purchased by the fund during the last six months consisted largely of general obligations of states, counties and cities. The fund is currently managed with a 10.5 year average maturity. The investment adviser believes that the value in the market is in higher quality municipal issues and continues to reflect this strategy in the fund's portfolio. The adviser anticipates the average maturity will be lengthened during the next six months.

The total rate of return (income plus capital appreciation) for the past six months was -0.46% based on net asset value. For the same period, the 30-day SEC yield was 4.51%.*

The fund's 30-day distribution rate as of August 31, 1996, was 4.65% for shares based on net asset value (4.55% taking into account the sales charge).**** The fund's net assets increased from $44.5 million on February 29, 1996, to $46.4 million as of August 31, 1996.

   * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  ** Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance.

     Investments cannot be made in an index.

 *** Income may be subject to the federal alternative minimum tax and state and local taxes.

**** Distribution rate reflects actual distribution made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.


DG EQUITY FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--94.1%
-----------------------------------------------------------------------------------
                   BUSINESS EQUIPMENT & SERVICES--8.2%
                   ----------------------------------------------------------------
    250,000        Automatic Data Processing, Inc.                                    $ 10,406,250
                   ----------------------------------------------------------------
    125,000        Donnelley (R.R.) & Sons Co.                                           4,078,125
                   ----------------------------------------------------------------
     70,000        Dun & Bradstreet Corp.                                                4,033,750
                   ----------------------------------------------------------------
    100,000        Electronic Data Systems Corp.                                         5,450,000
                   ----------------------------------------------------------------
    200,000        Pitney Bowes, Inc.                                                    9,650,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                33,618,125
                   ----------------------------------------------------------------   ------------
                   CAPITAL GOODS--8.9%
                   ----------------------------------------------------------------
    260,000        Dover Corp.                                                          11,407,500
                   ----------------------------------------------------------------
    150,000        General Electric Co.                                                 12,468,750
                   ----------------------------------------------------------------
    150,000        PPG Industries, Inc.                                                  7,406,250
                   ----------------------------------------------------------------
    120,000        Tyco International, Ltd.                                              5,070,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                36,352,500
                   ----------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--21.4%
                   ----------------------------------------------------------------
     75,000        CPC International, Inc.                                               5,165,625
                   ----------------------------------------------------------------
    250,000        Coca-Cola Co.                                                        12,500,000
                   ----------------------------------------------------------------
     60,000        Eastman Kodak Co.                                                     4,350,000
                   ----------------------------------------------------------------
    100,000        Gillette Co.                                                          6,375,000
                   ----------------------------------------------------------------
    120,000        Heinz (H.J.) Co.                                                      3,780,000
                   ----------------------------------------------------------------
    220,000        International Flavors & Fragrances, Inc.                              9,460,000
                   ----------------------------------------------------------------
    400,000        PepsiCo, Inc.                                                        11,500,000
                   ----------------------------------------------------------------
    100,000        Philip Morris Cos., Inc.                                              8,975,000
                   ----------------------------------------------------------------
    120,000        Procter & Gamble Co.                                                 10,665,000
                   ----------------------------------------------------------------
    200,000        Sara Lee Corp.                                                        6,300,000
                   ----------------------------------------------------------------
                   (See Notes to Portfolio of Investments)



DG EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   ----------------------------------------------------------------
    160,000        Sysco Corp.                                                        $  5,140,000
                   ----------------------------------------------------------------
     75,000        Tambrands, Inc.                                                       3,187,500
                   ----------------------------------------------------------------   ------------
                   Total                                                                87,398,125
                   ----------------------------------------------------------------   ------------
                   CONSUMER SERVICES--2.8%
                   ----------------------------------------------------------------
    200,000        Disney (Walt) Co.                                                    11,400,000
                   ----------------------------------------------------------------   ------------
                   HEALTHCARE--17.9%
                   ----------------------------------------------------------------
    180,000        Abbott Laboratories                                                   8,122,500
                   ----------------------------------------------------------------
     11,230        Aetna Services, Inc.                                                    742,584
                   ----------------------------------------------------------------
     80,000        Bristol-Myers Squibb Co.                                              7,020,000
                   ----------------------------------------------------------------
     70,000        Hillenbrand Industries, Inc.                                          2,266,250
                   ----------------------------------------------------------------
    240,000        Johnson & Johnson                                                    11,820,000
                   ----------------------------------------------------------------
    160,000        Medtronic, Inc.                                                       8,320,000
                   ----------------------------------------------------------------
    160,000        Merck & Co., Inc.                                                    10,500,000
                   ----------------------------------------------------------------
    170,000        Pfizer, Inc.                                                         12,070,000
                   ----------------------------------------------------------------
    170,000        Schering Plough Corp.                                                 9,498,750
                   ----------------------------------------------------------------
     70,000        United Healthcare Corp.                                               2,703,750
                   ----------------------------------------------------------------   ------------
                   Total                                                                73,063,834
                   ----------------------------------------------------------------   ------------
                   RAW MATERIALS--2.8%
                   ----------------------------------------------------------------
     75,000        Great Lakes Chemical Corp.                                            4,312,500
                   ----------------------------------------------------------------
     90,000        Lubrizol Corp.                                                        2,553,750
                   ----------------------------------------------------------------
    120,000        Morton International, Inc.                                            4,455,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                11,321,250
                   ----------------------------------------------------------------   ------------
                   RETAIL--11.4%
                   ----------------------------------------------------------------
    180,000        Albertsons, Inc.                                                      7,627,500
                   ----------------------------------------------------------------
    150,000        Home Depot, Inc.                                                      7,968,750
                   ----------------------------------------------------------------
    275,000        McDonald's Corp.                                                     12,753,125
                   ----------------------------------------------------------------
                   (See Notes to Portfolio of Investments)



DG EQUITY FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   RETAIL--CONTINUED
                   ----------------------------------------------------------------
    240,000        Wal-Mart Stores, Inc.                                              $  6,360,000
                   ----------------------------------------------------------------
    370,000        Walgreen Co.                                                         12,210,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                46,919,375
                   ----------------------------------------------------------------   ------------
                   TECHNOLOGY--18.4%
                   ----------------------------------------------------------------
    150,000        AMP, Inc.                                                             5,737,500
                   ----------------------------------------------------------------
    100,000    (b) Applied Materials, Inc.                                               2,425,000
                   ----------------------------------------------------------------
     85,000        Boeing Co.                                                            7,692,500
                   ----------------------------------------------------------------
    200,000    (b) Compaq Computer Corp.                                                11,325,000
                   ----------------------------------------------------------------
    130,000    (b) Digital Equipment Corp.                                               5,021,250
                   ----------------------------------------------------------------
    270,000        Hewlett-Packard Co.                                                  11,812,500
                   ----------------------------------------------------------------
    100,000        Intel Corp.                                                           7,981,250
                   ----------------------------------------------------------------
    100,000        International Business Machines Corp.                                11,437,500
                   ----------------------------------------------------------------
     50,000    (b) Microsoft Corp.                                                       6,125,000
                   ----------------------------------------------------------------
    100,000        Motorola, Inc.                                                        5,337,500
                   ----------------------------------------------------------------   ------------
                   Total                                                                74,895,000
                   ----------------------------------------------------------------   ------------
                   UTILITIES--2.3%
                   ----------------------------------------------------------------
    100,000        AT&T Corp.                                                            5,250,000
                   ----------------------------------------------------------------
     80,000        Central & SouthWest Corp.                                             2,110,000
                   ----------------------------------------------------------------
     40,000        SBC Communications, Inc.                                              1,865,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                 9,225,000
                   ----------------------------------------------------------------   ------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $286,101,777)                  384,193,209
                   ----------------------------------------------------------------   ------------
(A)REPURCHASE AGREEMENT--5.7%
-----------------------------------------------------------------------------------
$23,476,209        Eastbridge Capital, 5.25%, dated 8/30/1996, due 9/3/1996 (AT
                   AMORTIZED COST)                                                    $ 23,476,209
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $309,577,986)                   $407,669,418
                   ----------------------------------------------------------------   ------------
                   (See Notes to Portfolio of Investments)



DG OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--86.4%
-----------------------------------------------------------------------------------
                   BROADCASTING--1.0%
                   ----------------------------------------------------------------
     26,000    (b) Gemstar International Group Ltd.                                   $    728,000
                   ----------------------------------------------------------------   ------------
                   BUSINESS EQUIPMENT & SERVICES--0.8%
                   ----------------------------------------------------------------
     37,100    (b) Anixter International, Inc.                                             570,413
                   ----------------------------------------------------------------   ------------
                   COMMUNICATIONS--4.0%
                   ----------------------------------------------------------------
     70,000    (b) Mobile Telecommunication Technologies Corp.                             971,250
                   ----------------------------------------------------------------
     48,200    (b) Periphonics Corp.                                                     1,940,050
                   ----------------------------------------------------------------   ------------
                   Total                                                                 2,911,300
                   ----------------------------------------------------------------   ------------
                   COMPUTER-SERVICES--15.6%
                   ----------------------------------------------------------------
     58,000    (b) Accent Software International Ltd.                                      746,750
                   ----------------------------------------------------------------
     63,000    (b) Applied Magnetics Corp.                                                 921,375
                   ----------------------------------------------------------------
     80,000    (b) Data General Corp.                                                      900,000
                   ----------------------------------------------------------------
     50,000    (b) Datastream Systems, Inc.                                              1,475,000
                   ----------------------------------------------------------------
     57,700    (b) Emulex Corp.                                                            793,375
                   ----------------------------------------------------------------
        891        First Data Corp.                                                         69,498
                   ----------------------------------------------------------------
     95,000    (b) GT Interactive Software                                               1,615,000
                   ----------------------------------------------------------------
     60,000    (b) Harbinger Corp.                                                       1,545,000
                   ----------------------------------------------------------------
     45,500    (b) Intergraph Corp.                                                        415,188
                   ----------------------------------------------------------------
     45,200    (b) Interphase Corp.                                                        610,200
                   ----------------------------------------------------------------
     40,000    (b) MICROS Systems Corp.                                                  1,000,000
                   ----------------------------------------------------------------
     46,000    (b) Structural Dynamics Research Corp.                                    1,161,500
                   ----------------------------------------------------------------   ------------
                   Total                                                                11,252,886
                   ----------------------------------------------------------------   ------------
                   COSMETICS & TOILETRIES--0.4%
                   ----------------------------------------------------------------
     32,000        Beauticontrol Cosmetics, Inc.                                           268,000
                   ----------------------------------------------------------------   ------------
                   (See Notes to Portfolio of Investments)



DG OPPORTUNITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   ELECTRONIC EQUIPMENT--4.6%
                   ----------------------------------------------------------------
     64,200    (b) Affinity Technology                                                $    690,150
                   ----------------------------------------------------------------
     82,100        Kuhlman Corp.                                                         1,354,650
                   ----------------------------------------------------------------
     54,000    (b) Ultrak, Inc.                                                          1,282,500
                   ----------------------------------------------------------------   ------------
                   Total                                                                 3,327,300
                   ----------------------------------------------------------------   ------------
                   FINANCIAL SERVICES--12.8%
                   ----------------------------------------------------------------
     18,500        Alex Brown, Inc.                                                        925,000
                   ----------------------------------------------------------------
     30,000        Edwards (AG), Inc.                                                      840,000
                   ----------------------------------------------------------------
     65,500    (b) Envoy Corp.                                                           2,169,688
                   ----------------------------------------------------------------
     49,250        Morgan Keegan & Co., Inc.                                               615,625
                   ----------------------------------------------------------------
     47,500    (b) Olympic Financial Ltd.                                                1,163,750
                   ----------------------------------------------------------------
     46,500        Stewart Enterprises, Inc.                                             1,581,000
                   ----------------------------------------------------------------
     66,000        T. Rowe Price Associates                                              1,914,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                 9,209,063
                   ----------------------------------------------------------------   ------------
                   HEALTHCARE--9.9%
                   ----------------------------------------------------------------
    108,700    (b) American Healthcorp, Inc.                                             1,195,700
                   ----------------------------------------------------------------
     32,000    (b) ClinTrials, Inc.                                                      1,312,000
                   ----------------------------------------------------------------
     56,000    (b) Coventry Corp.                                                          738,500
                   ----------------------------------------------------------------
     12,000    (b) HealthCor Holdings, Inc.                                                138,000
                   ----------------------------------------------------------------
     90,000    (b) INAMED Corp.                                                            900,000
                   ----------------------------------------------------------------
     70,800    (b) KeraVision, Inc.                                                      1,168,200
                   ----------------------------------------------------------------
    103,000    (b) Matria Healthcare, Inc.                                                 759,625
                   ----------------------------------------------------------------
     32,600    (b) Vivra, Inc.                                                             982,075
                   ----------------------------------------------------------------   ------------
                   Total                                                                 7,194,100
                   ----------------------------------------------------------------   ------------
                   (See Notes to Portfolio of Investments)



DG OPPORTUNITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   HOTELS--3.2%
                   ----------------------------------------------------------------
    122,300    (b) Aztar Corp.                                                        $  1,345,300
                   ----------------------------------------------------------------
    108,900    (b) Casino American, Inc.                                                   707,850
                   ----------------------------------------------------------------
     12,000    (b) Primadonna Resorts, Inc.                                                243,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                 2,296,150
                   ----------------------------------------------------------------   ------------
                   INSURANCE--2.7%
                   ----------------------------------------------------------------
     73,000        AmVestors Financial Corp.                                             1,067,625
                   ----------------------------------------------------------------
     25,000    (b) Compdent Corp.                                                          856,250
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,923,875
                   ----------------------------------------------------------------   ------------
                   MANUFACTURING--1.3%
                   ----------------------------------------------------------------
    116,300    (b) Terex Corp.                                                             915,862
                   ----------------------------------------------------------------   ------------
                   OIL--8.1%
                   ----------------------------------------------------------------
     42,000    (b) Energy Ventures, Inc.                                                 1,380,750
                   ----------------------------------------------------------------
    105,000    (b) Ensearch Exploration, Inc.                                              958,125
                   ----------------------------------------------------------------
     24,000    (b) Nuevo Energy Co.                                                        897,000
                   ----------------------------------------------------------------
     92,000    (b) Pride Petroleum Services, Inc.                                        1,322,500
                   ----------------------------------------------------------------
     69,100        Quaker State Corp.                                                    1,096,962
                   ----------------------------------------------------------------
     24,100    (b) Universal Siesmic Associates, Inc.                                      177,737
                   ----------------------------------------------------------------   ------------
                   Total                                                                 5,833,074
                   ----------------------------------------------------------------   ------------
                   RETAIL--18.3%
                   ----------------------------------------------------------------
     41,000    (b) Action Performance Companies, Inc.                                      476,625
                   ----------------------------------------------------------------
     95,000    (b) Books-A-Million, Inc.                                                   665,000
                   ----------------------------------------------------------------
     56,000        CKE Restaurants, Inc.                                                 1,554,000
                   ----------------------------------------------------------------
     85,000        Cooker Restaurant Corp.                                               1,094,375
                   ----------------------------------------------------------------
     26,000    (b) Friedmans, Inc., Class A                                                546,000
                   ----------------------------------------------------------------
     56,900    (b) Insight Enterprises, Inc.                                             1,465,175
                   ----------------------------------------------------------------
     53,000        Intimate Brands, Inc.                                                 1,060,000
                   ----------------------------------------------------------------
                   (See Notes to Portfolio of Investments)



DG OPPORTUNITY FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   RETAIL--CONTINUED
                   ----------------------------------------------------------------
     49,000    (b) Lechters, Inc.                                                     $    245,000
                   ----------------------------------------------------------------
     50,000    (b) Longhorn Steaks, Inc.                                                   837,500
                   ----------------------------------------------------------------
     25,000    (b) Micro Warehouse, Inc.                                                   671,875
                   ----------------------------------------------------------------
     39,000    (b) Papa Johns International, Inc.                                        1,764,750
                   ----------------------------------------------------------------
     60,000    (b) Renters Choice, Inc.                                                  1,057,500
                   ----------------------------------------------------------------
     85,000        Sanderson Farms, Inc.                                                   924,375
                   ----------------------------------------------------------------
     39,000    (b) Stein Mart, Inc.                                                        814,125
                   ----------------------------------------------------------------   ------------
                   Total                                                                13,176,300
                   ----------------------------------------------------------------   ------------
                   TRANSPORTATION--2.2%
                   ----------------------------------------------------------------
     35,000    (b) KLLM Transportation Services, Inc.                                      455,000
                   ----------------------------------------------------------------
     86,000    (b) United Transnet, Inc.                                                 1,118,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,573,000
                   ----------------------------------------------------------------   ------------
                   UTILITIES--1.5%
                   ----------------------------------------------------------------
     74,000    (b) Symmetricom, Inc.                                                     1,100,750
                   ----------------------------------------------------------------   ------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $52,307,117)                    62,280,073
                   ----------------------------------------------------------------   ------------
(A) REPURCHASE AGREEMENTS--14.1%
-----------------------------------------------------------------------------------
$ 5,141,900        Eastbridge Capital, Inc., 5.25%, dated 8/30/1996, due 9/3/1996        5,141,900
                   ----------------------------------------------------------------
  5,000,000        HSBC Securities, Inc., 5.21%, dated 8/30/1996, due 9/3/1996           5,000,000
                   ----------------------------------------------------------------   ------------
                   TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                      10,141,900
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $62,449,017)                    $ 72,421,973
                   ----------------------------------------------------------------   ------------
                   (See Notes to Portfolio of Investments)



DG LIMITED TERM GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--19.1%
-----------------------------------------------------------------------------------
                   BUSINESS EQUIPMENT & SERVICES--1.1%
                   ----------------------------------------------------------------
$ 1,000,000        International Business Machines Corp., 6.375%, 11/1/1997           $  1,001,890
                   ----------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--2.4%
                   ----------------------------------------------------------------
  1,447,000        Kellogg Co., 5.90%, 7/15/1997                                         1,446,363
                   ----------------------------------------------------------------
    725,000        Philip Morris Cos., Inc., 7.50%, 3/15/1997                              730,872
                   ----------------------------------------------------------------   ------------
                   Total                                                                 2,177,235
                   ----------------------------------------------------------------   ------------
                   FINANCIAL SERVICES--3.8%
                   ----------------------------------------------------------------
    905,000        American General Finance Corp., 7.15%, 5/15/1997                        912,539
                   ----------------------------------------------------------------
  1,500,000        Ford Motor Credit Corp., 5.625%, 3/3/1997                             1,499,265
                   ----------------------------------------------------------------
  1,000,000        Norwest Financial, Inc., 6.25%, 2/15/1997                             1,002,650
                   ----------------------------------------------------------------   ------------
                   Total                                                                 3,414,454
                   ----------------------------------------------------------------   ------------
                   HEALTHCARE--1.4%
                   ----------------------------------------------------------------
  1,250,000        Upjohn Co., 5.875%, 4/15/2000                                         1,210,075
                   ----------------------------------------------------------------   ------------
                   PHARMACEUTICALS--1.2%
                   ----------------------------------------------------------------
  1,000,000        American Home Products, 7.70%, 2/15/2000                              1,025,150
                   ----------------------------------------------------------------   ------------
                   POLLUTION CONTROL--0.8%
                   ----------------------------------------------------------------
    723,000        Waste Management, Inc., 6.375%, 7/1/1997                                724,967
                   ----------------------------------------------------------------   ------------
                   PUBLISHING--1.1%
                   ----------------------------------------------------------------
  1,000,000        Gannett, Inc., 5.25%, 3/1/1998                                          984,990
                   ----------------------------------------------------------------   ------------
                   RETAIL--1.3%
                   ----------------------------------------------------------------
  1,136,000        Wal-Mart Stores, Inc., 5.50%, 9/15/1997                               1,129,014
                   ----------------------------------------------------------------   ------------
                   UTILITIES--6.0%
                   ----------------------------------------------------------------
  1,000,000        GTE California, Inc., 6.25%, 1/15/1998                                  995,600
                   ----------------------------------------------------------------
  1,000,000        New England Telephone & Telegraph Co., 6.25%, 12/15/1997                999,900
                   ----------------------------------------------------------------
  1,500,000        Northern States Power Co., 5.50%, 2/1/1999                            1,456,905
                   ----------------------------------------------------------------
                   (See Notes to Portfolio of Investments)



DG LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ----------------------------------------------------------------
$ 1,000,000        Pacific Gas & Electric Co., 5.375%, 8/1/1998                       $    976,970
                   ----------------------------------------------------------------
  1,000,000        Southern California Edison Co., 5.60%, 12/15/1998                       974,420
                   ----------------------------------------------------------------   ------------
                   Total                                                                 5,403,795
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $17,046,181)                  17,071,570
                   ----------------------------------------------------------------   ------------
U.S. TREASURY NOTES--75.8%
-----------------------------------------------------------------------------------
  9,000,000        5.125%, 3/31/1998                                                     8,853,750
                   ----------------------------------------------------------------
  4,000,000        5.125%, 12/31/1998                                                    3,891,720
                   ----------------------------------------------------------------
  4,000,000        5.25%, 7/31/1998                                                      3,924,760
                   ----------------------------------------------------------------
  2,000,000        5.625%, 6/30/1997                                                     1,996,620
                   ----------------------------------------------------------------
  5,000,000        5.625%, 11/30/2000                                                    4,804,800
                   ----------------------------------------------------------------
  4,000,000        5.75%, 10/31/1997                                                     3,987,280
                   ----------------------------------------------------------------
  8,000,000        6.25%, 1/31/1997                                                      8,024,080
                   ----------------------------------------------------------------
  7,000,000        6.50%, 4/30/1997                                                      7,034,720
                   ----------------------------------------------------------------
  4,000,000        6.625%, 7/31/2001                                                     3,982,440
                   ----------------------------------------------------------------
  4,000,000        6.75%, 6/30/1999                                                      4,024,960
                   ----------------------------------------------------------------
  2,000,000        7.50%, 10/31/1999                                                     2,051,840
                   ----------------------------------------------------------------
  4,000,000        7.50%, 11/15/2001                                                     4,129,360
                   ----------------------------------------------------------------
  7,000,000        8.00%, 10/15/1996                                                     7,022,610
                   ----------------------------------------------------------------
  4,000,000        8.00%, 1/15/1997                                                      4,035,639
                   ----------------------------------------------------------------   ------------
                   TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $69,107,416)              67,764,579
                   ----------------------------------------------------------------   ------------
(A)REPURCHASE AGREEMENT--3.6%
-----------------------------------------------------------------------------------
  3,201,000        Eastbridge Capital, Inc., 5.25%, dated 8/30/1996, due 9/3/1996
                   (AT AMORTIZED COST)                                                   3,201,000
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $89,354,597)                    $ 88,037,149
                   ----------------------------------------------------------------   ------------
                   (See Notes to Portfolio of Investments)



DG GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--9.7%
-----------------------------------------------------------------------------------
                   BANKING--0.4%
                   ----------------------------------------------------------------
$ 1,000,000        NationsBank Corp., 5.375%, 4/15/2000                               $    949,580
                   ----------------------------------------------------------------   ------------
                   BUSINESS EQUIPMENT & SERVICES--0.7%
                   ----------------------------------------------------------------
  1,500,000        International Business Machines Corp., 6.375%, 11/1/1997              1,502,835
                   ----------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--0.8%
                   ----------------------------------------------------------------
    889,000        Anheuser-Busch Cos., Inc., 6.90%, 10/1/2002                             872,696
                   ----------------------------------------------------------------
  1,000,000        H. J. Heinz Co., 6.75%, 10/15/1999                                      997,920
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,870,616
                   ----------------------------------------------------------------   ------------
                   FINANCIAL SERVICES--1.1%
                   ----------------------------------------------------------------
  1,500,000        Ford Motor Credit Corp., 5.625%, 3/3/1997                             1,499,265
                   ----------------------------------------------------------------
  1,000,000        Norwest Financial, Inc., 6.25%, 2/15/1997                             1,002,650
                   ----------------------------------------------------------------   ------------
                   Total                                                                 2,501,915
                   ----------------------------------------------------------------   ------------
                   HEALTHCARE--0.4%
                   ----------------------------------------------------------------
  1,000,000        Upjohn Co., 5.875%, 4/15/2000                                           968,060
                   ----------------------------------------------------------------   ------------
                   PHARMACEUTICALS-HEALTH CARE--0.6%
                   ----------------------------------------------------------------
  1,400,000        American Home Products, 7.70%, 2/15/2000                              1,435,210
                   ----------------------------------------------------------------   ------------
                   PRINTING & PUBLISHING--0.7%
                   ----------------------------------------------------------------
  1,500,000        Gannett, Inc., 5.25%, 3/1/1998                                        1,477,485
                   ----------------------------------------------------------------   ------------
                   RAW MATERIALS--0.6%
                   ----------------------------------------------------------------
    889,000        DuPont (E.I.) de Nemours & Co., 6.75%, 10/15/2002                       872,402
                   ----------------------------------------------------------------
    437,000        DuPont (E.I.) de Nemours & Co., 9.15%, 4/15/2000                        468,080
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,340,482
                   ----------------------------------------------------------------   ------------
                   (See Notes to Portfolio of Investments)



DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                   RETAIL TRADE--0.7%
                   ----------------------------------------------------------------
$   437,000        Sears, Roebuck & Co., 9.00%, 9/15/1996                             $    437,664
                   ----------------------------------------------------------------
  1,200,000        Wal-Mart, Inc., 5.50%, 9/15/1997                                      1,192,620
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,630,284
                   ----------------------------------------------------------------   ------------
                   SHELTER--0.2%
                   ----------------------------------------------------------------
    437,000        Kimberly Clark Corp., 9.125%, 6/1/1997                                  447,016
                   ----------------------------------------------------------------   ------------
                   TECHNOLOGY SERVICES--0.2%
                   ----------------------------------------------------------------
    437,000        Texas Instruments, Inc., 9.25%, 6/15/2003                               481,185
                   ----------------------------------------------------------------   ------------
                   UTILITIES--3.3%
                   ----------------------------------------------------------------
  1,000,000        Alabama Power Co., 6.75%, 2/1/2003                                      963,310
                   ----------------------------------------------------------------
  1,500,000        GTE California, Inc., 6.25%, 1/15/1998                                1,493,400
                   ----------------------------------------------------------------
  1,500,000        New England Telephone & Telegragh Co., 6.25%, 12/15/1997              1,499,850
                   ----------------------------------------------------------------
  1,500,000        Northern States Power Co., 5.50%, 2/1/1999                            1,456,905
                   ----------------------------------------------------------------
  1,000,000        Pacific Gas and Electric Co., 6.25%, 3/1/2004                           931,860
                   ----------------------------------------------------------------
  1,000,000        Southern California Edison Co., 5.625%, 10/01/2002                      915,450
                   ----------------------------------------------------------------   ------------
                   Total                                                                 7,260,775
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $22,029,142)                  21,865,443
                   ----------------------------------------------------------------   ------------
U.S. TREASURY--84.5%
-----------------------------------------------------------------------------------
                   TREASURY BONDS--17.7%
                   ----------------------------------------------------------------
 10,000,000        6.875%, 8/15/2025                                                     9,605,500
                   ----------------------------------------------------------------
  9,000,000        7.125%, 2/15/2023                                                     8,847,900
                   ----------------------------------------------------------------
  7,000,000        7.25%, 8/15/2022                                                      6,977,460
                   ----------------------------------------------------------------
  7,000,000        7.50%, 11/15/2016                                                     7,167,230
                   ----------------------------------------------------------------
  7,000,000        7.625%, 11/15/2022                                                    7,285,320
                   ----------------------------------------------------------------   ------------
                   Total                                                                39,883,410
                   ----------------------------------------------------------------   ------------
                   (See Notes to Portfolio of Investments)



DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
U.S. TREASURY--CONTINUED
-----------------------------------------------------------------------------------
                   TREASURY NOTES--66.8%
                   ----------------------------------------------------------------
$ 9,000,000        5.75%, 9/30/1997                                                   $  8,977,050
                   ----------------------------------------------------------------
  8,000,000        5.75%, 10/31/2000                                                     7,731,280
                   ----------------------------------------------------------------
 10,000,000        5.75%, 8/15/2003                                                      9,397,300
                   ----------------------------------------------------------------
 10,000,000        5.875%, 7/31/1997                                                     9,996,400
                   ----------------------------------------------------------------
  8,000,000        5.875%, 2/15/2004                                                     7,538,800
                   ----------------------------------------------------------------
 10,000,000        5.875%, 11/15/2005                                                    9,282,400
                   ----------------------------------------------------------------
  9,000,000        6.125%, 5/15/1998                                                     8,978,310
                   ----------------------------------------------------------------
  9,000,000        6.50%, 8/15/2005                                                      8,737,560
                   ----------------------------------------------------------------
  5,000,000        7.00%, 7/15/2006                                                      5,020,400
                   ----------------------------------------------------------------
  9,000,000        7.125%, 10/15/1998                                                    9,135,540
                   ----------------------------------------------------------------
 10,000,000        7.50%, 10/31/1999                                                    10,259,200
                   ----------------------------------------------------------------
 10,000,000        7.50%, 5/15/2002                                                     10,348,200
                   ----------------------------------------------------------------
 10,000,000        7.75%, 1/31/2000                                                     10,341,000
                   ----------------------------------------------------------------
  9,000,000        7.75%, 2/15/2001                                                      9,358,290
                   ----------------------------------------------------------------
  7,000,000        7.875%, 8/15/2001                                                     7,331,940
                   ----------------------------------------------------------------
  8,000,000        8.00%, 1/15/1997                                                      8,071,280
                   ----------------------------------------------------------------
  9,000,000        8.00%, 5/15/2001                                                      9,461,160
                   ----------------------------------------------------------------   ------------
                   Total                                                               149,966,110
                   ----------------------------------------------------------------   ------------
                   TOTAL U.S. TREASURY (IDENTIFIED COST $195,489,162)                  189,849,520
                   ----------------------------------------------------------------   ------------
(A)REPURCHASE AGREEMENTS--4.5%
-----------------------------------------------------------------------------------
$10,051,900        Eastbridge Capital, Inc., 5.25%, dated 8/30/1996, due 9/3/1996
                   (AT AMORTIZED COST)                                                $ 10,051,900
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $227,570,204)                   $221,766,863
                   ----------------------------------------------------------------   ------------
                   (See Notes to Portfolio of Investments)



DG MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING(C)       VALUE
-----------        -----------------------------------------------------   ----------   ------------
LONG-TERM MUNICIPAL SECURITIES--96.8%
------------------------------------------------------------------------
                   ALABAMA--3.3%
                   -----------------------------------------------------
$   500,000        Huntsville, AL, GO LT Warrants (Series A), 6.00%
                   (Original Issue Yield: 6.325%), 11/1/2012                   AA       $    513,085
                   -----------------------------------------------------
  1,000,000        Jefferson County, AL, Sewer Revenue Bonds, 6.00%
                   (Original Issue Yield: 6.30%), 9/1/2013                     A1          1,010,430
                   -----------------------------------------------------                ------------
                   Total                                                                   1,523,515
                   -----------------------------------------------------                ------------
                   ARIZONA--2.2%
                   -----------------------------------------------------
  1,000,000        Phoenix, AZ, GO UT Refunding Bonds (Series C), 4.90%
                   (Original Issue Yield: 5.00%), 7/1/2008                    AA+            965,010
                   -----------------------------------------------------                ------------
                   CALIFORNIA--2.2%
                   -----------------------------------------------------
  1,000,000        California State, GO UT Public Improvement Bonds,
                   5.75%, 5/1/2007                                             A1          1,034,000
                   -----------------------------------------------------                ------------
                   CONNECTICUT--2.2%
                   -----------------------------------------------------
  1,000,000        Connecticut State, GO UT Public Improvement Bonds
                   (Series C), 5.80%, 8/15/2008                                Aa          1,033,660
                   -----------------------------------------------------                ------------
                   FLORIDA--8.5%
                   -----------------------------------------------------
  1,000,000        Broward County, FL School District, GO UT Refunding
                   Bonds, 5.60% (Original Issue Yield: 5.80%), 2/15/2007      AA-          1,020,550
                   -----------------------------------------------------
  1,000,000        Florida State Board of Education Administration, GO
                   UT Refunding Bonds (Series D), 5.00% (Original Issue
                   Yield: 5.15%), 6/1/2015                                     AA            911,850
                   -----------------------------------------------------
  1,000,000        Jacksonville, FL Electric Authority, Refunding
                   Revenue Bonds (Issue 2-Series 8), 5.50% (St. John's
                   River)/ (Original Issue Yield: 5.582%), 10/1/2013          Aa1            970,330
                   -----------------------------------------------------
  1,000,000        St. Petersburg, FL Public Utility, Water & Sewer
                   Revenue Bonds, 5.50%, 10/1/2009                             Aa            997,640
                   -----------------------------------------------------                ------------
                   Total                                                                   3,900,370
                   -----------------------------------------------------                ------------
                   (See Notes to Portfolio of Investments)



DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING(C)       VALUE
-----------        -----------------------------------------------------   ----------   ------------
                   HAWAII--3.3%
                   -----------------------------------------------------
$   500,000        Hawaii State, GO UT Bonds (Series CB), 5.75%
                   (Original Issue Yield: 5.95%), 1/1/2008                     AA       $    515,295
                   -----------------------------------------------------
  1,000,000        Honolulu, HI City & County, GO UT Improvement
                   Refunding Bonds (Series B), 5.50% (Original Issue
                   Yield: 5.70%), 10/1/2011                                    AA            997,410
                   -----------------------------------------------------                ------------
                   Total                                                                   1,512,705
                   -----------------------------------------------------                ------------
                   ILLINOIS--4.3%
                   -----------------------------------------------------
    500,000        Du Page County, IL, (Jail Project) GO UT Revenue
                   Bonds, 5.40%, 1/1/2007                                     AAA            502,460
                   -----------------------------------------------------
  1,000,000        Illinois State, GO UT Bonds, 5.60% (Original Issue
                   Yield: 5.65%), 4/1/2008                                    AA-          1,005,840
                   -----------------------------------------------------
    500,000        Illinois State, GO UT Refunding Bonds, 5.875%
                   (Original Issue Yield: 6.05%), 6/1/2011                    AA-            502,415
                   -----------------------------------------------------                ------------
                   Total                                                                   2,010,715
                   -----------------------------------------------------                ------------
                   INDIANA--1.1%
                   -----------------------------------------------------
    500,000        Indianapolis, IN, Local Public Improvement Revenue
                   Bonds, 6.00% (Original Issue Yield: 6.40%), 7/1/2010        Aa            514,625
                   -----------------------------------------------------                ------------
                   KENTUCKY--2.0%
                   -----------------------------------------------------
  1,000,000        Kentucky State Property & Buildings Commission,
                   (Project No. 55) Refunding Revenue Bonds, 5.00%
                   (Original Issue Yield: 5.20%), 9/1/2009                     A             947,310
                   -----------------------------------------------------                ------------
                   LOUISIANA--1.1%
                   -----------------------------------------------------
    500,000        Louisiana PFA, Hospital Refunding Revenue Bonds
                   (Series C), 6.05% (Our Lady of Lake Regional)/
                   MBIA INS)/(Original Issue Yield: 6.15%), 12/1/2008         AAA            514,770
                   -----------------------------------------------------                ------------
                   MARYLAND--2.2%
                   -----------------------------------------------------
  1,000,000        Maryland State, GO UT Bonds (Series BB), 5.50%,
                   6/1/2009                                                   AAA          1,012,440
                   -----------------------------------------------------                ------------
                   (See Notes to Portfolio of Investments)



DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING(C)       VALUE
-----------        -----------------------------------------------------   ----------   ------------
                   MASSACHUSETTS--3.3%
                   -----------------------------------------------------
$   450,000        Commonwealth of Massachusetts, GO UT Bonds (Series
                   A), 6.00% (CGIC LOC)/(Original Issue Yield: 7.618%),
                   6/1/2011                                                   AAA       $    458,969
                   -----------------------------------------------------
  1,000,000        Commonwealth of Massachusetts, GO UT Refunding
                   Revenue Bonds (Series A), 6.25%, 7/1/2003                               1,076,640
                   -----------------------------------------------------                ------------
                   Total                                                                   1,535,609
                   -----------------------------------------------------                ------------
                   MISSISSIPPI--13.3%
                   -----------------------------------------------------
  1,000,000        Hinds County, MS, GO UT Refunding Bonds, 5.50% (MBIA
                   INS)/(Original Issue Yield: 5.75%), 3/1/2008               AAA          1,016,630
                   -----------------------------------------------------
  1,125,000        Jackson, MS, GO UT Refunding Bonds (Series A), 5.85%
                   (MBIA INS), 5/1/2006                                       AAA          1,162,361
                   -----------------------------------------------------
  1,000,000        Madison County, MS School District, GO UT Refunding
                   Bonds, 5.10% (AMBAC INS)/(Original Issue Yield:
                   5.10%), 6/1/2008                                           AAA            972,620
                   -----------------------------------------------------
  1,000,000        Mississippi Hospital Equipment & Facilities
                   Authority, Refunding Revenue Bonds, 5.50% (North
                   Mississippi Health Services-1)/(AMBAC INS)/(Original
                   Issue Yield: 5.93%), 5/15/2009                             AAA            989,110
                   -----------------------------------------------------
  1,000,000        Mississippi State, GO UT Bonds, 5.90% (United States
                   Treasury PRF)/(Original Issue Yield: 5.95%),
                   12/15/2002 (@100)                                          Aaa          1,060,990
                   -----------------------------------------------------
  1,000,000        Tupelo, MS Public School District, GO UT Refunding
                   Bonds, 5.00% (AMBAC INS)/(Original Issue Yield:
                   5.10%), 12/1/2007                                          Aaa            974,320
                   -----------------------------------------------------                ------------
                   Total                                                                   6,176,031
                   -----------------------------------------------------                ------------
                   MISSOURI--3.2%
                   -----------------------------------------------------
    500,000        Missouri State, GO UT Water PCR Bonds (Series B),
                   5.25% (Original Issue Yield: 5.55%), 8/1/2008              AAA            500,605
                   -----------------------------------------------------
  1,000,000        Missouri State, Water Pollution Control Refunding
                   Bonds (Series B), 5.00% (Original Issue Yield:
                   5.60%), 8/1/2010                                           AAA            959,750
                   -----------------------------------------------------                ------------
                   Total                                                                   1,460,355
                   -----------------------------------------------------                ------------
                   (See Notes to Portfolio of Investments)



DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING(C)       VALUE
-----------        -----------------------------------------------------   ----------   ------------
                   MONTANA--2.1%
                   -----------------------------------------------------
$ 1,000,000        Montana State, GO UT Bonds (Series A), 4.875% (Long
                   Range Building Program)/(Original Issue Yield:
                   4.95%), 8/1/2009                                            Aa       $    961,020
                   -----------------------------------------------------                ------------
                   NEVADA--3.2%
                   -----------------------------------------------------
    500,000        Las Vegas Valley, NV Water District, GO LT Refunding
                   Revenue Bonds, 5.75% (MBIA INS)/(Original Issue
                   Yield: 5.90%), 9/1/2008                                    AAA            506,700
                   -----------------------------------------------------
  1,000,000        Nevada State, (Project R-5) GO LT Bonds (Series A),
                   4.90% (Original Issue Yield: 5.00%), 11/1/2007              AA            964,980
                   -----------------------------------------------------                ------------
                   Total                                                                   1,471,680
                   -----------------------------------------------------                ------------
                   NEW JERSEY--1.1%
                   -----------------------------------------------------
    500,000        New Jersey State, GO UT Refunding Bonds (Series D),
                   5.90% (Original Issue Yield: 6.05%), 2/15/2008             AA+            521,505
                   -----------------------------------------------------                ------------
                   NEW YORK--2.1%
                   -----------------------------------------------------
  1,000,000        New York State, GO UT Bonds, 5.50% (Original Issue
                   Yield: 5.55%), 7/15/2011                                    A-            982,510
                   -----------------------------------------------------                ------------
                   NORTH CAROLINA--3.2%
                   -----------------------------------------------------
  1,000,000        North Carolina Eastern Municipal Power Agency,
                   Power System Refunding Revenue Bonds (Series C),
                   5.50% (Original Issue Yield: 5.70%), 1/1/2007               A             957,360
                   -----------------------------------------------------
    500,000        North Carolina Eastern Municipal Power Agency,
                   Power System Revenue Bonds (Series B), 6.125%
                   (Original Issue Yield: 6.30%), 1/1/2009                     A             510,150
                   -----------------------------------------------------                ------------
                   Total                                                                   1,467,510
                   -----------------------------------------------------                ------------
                   NORTH DAKOTA--1.1%
                   -----------------------------------------------------
    500,000        North Dakota State Building Authority, Lease Revenue
                   Bonds (Series A), 6.00% (Original Issue Yield:
                   6.05%), 6/1/2010                                           AAA            516,255
                   -----------------------------------------------------                ------------
                   (See Notes to Portfolio of Investments)



DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING(C)       VALUE
-----------        -----------------------------------------------------   ----------   ------------
                   OREGON--2.1%
                   -----------------------------------------------------
$ 1,000,000        Portland, OR, GO UT Refunding Revenue Bonds, 4.90%
                   (Original Issue Yield: 5.00%), 10/1/2007                   Aaa       $    978,960
                   -----------------------------------------------------                ------------
                   RHODE ISLAND--1.1%
                   -----------------------------------------------------
    500,000        Providence, RI, GO UT Bonds, 5.90% (MBIA INS)/
                   (Original Issue Yield: 6.05%), 1/15/2009                   AAA            515,680
                   -----------------------------------------------------                ------------
                   TENNESSEE--2.1%
                   -----------------------------------------------------
  1,000,000        Memphis, TN, GO UT Refunding Bonds, 4.90% (Original
                   Issue Yield: 5.05%), 8/1/2006                               AA            982,170
                   -----------------------------------------------------                ------------
                   TEXAS--8.7%
                   -----------------------------------------------------
    500,000        Corpus Christi, TX, GO UT Refunding Bonds, 6.00%
                   (FGIC INS)/(Original Issue Yield: 6.15%), 3/1/2010         AAA            514,750
                   -----------------------------------------------------
    500,000        El Paso, TX Independent School District, GO UT
                   Refunding Bonds (Series A), 5.75% (PSFG INS)/
                   (Original Issue Yield: 6.15%), 7/1/2007                    AAA            512,010
                   -----------------------------------------------------
    500,000        Harris County, TX Flood Control District, GO LT Bonds
                   (Series B), 6.20% (Original Issue Yield: 6.25%),
                   10/1/2002 (@100)                                           AA+            536,840
                   -----------------------------------------------------
  1,000,000        Houston, TX Independent School District, GO UT
                   Refunding Bonds, 5.50% (PSFG INS)/(Original Issue
                   Yield: 5.55%), 8/15/2008                                   AAA          1,004,270
                   -----------------------------------------------------
    500,000        Texas State Public Finance Authority, GO UT Refunding
                   Bonds (Series A), 5.90% (Original Issue Yield:
                   6.00%), 10/1/2011                                           AA            512,240
                   -----------------------------------------------------
  1,000,000        Texas State, GO UT Water Development Bonds, 5.20%
                   (Original Issue Yield: 5.25%), 8/1/2010                     AA            969,810
                   -----------------------------------------------------                ------------
                   Total                                                                   4,049,920
                   -----------------------------------------------------                ------------
                   (See Notes to Portfolio of Investments)



DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING(C)       VALUE
-----------        -----------------------------------------------------   ----------   ------------
                   VIRGINIA--3.3%
                   -----------------------------------------------------
$ 1,000,000        Fairfax County, VA, GO UT Bonds (Series A), 5.50%
                   (Original Issue Yield: 5.70%), 6/1/2008                    AAA       $  1,014,710
                   -----------------------------------------------------
    500,000        Virginia State Transportation Board, Refunding
                   Revenue Bonds, 6.00% (Original Issue Yield: 6.45%),
                   4/1/2010                                                    AA            510,800
                   -----------------------------------------------------                ------------
                   Total                                                                   1,525,510
                   -----------------------------------------------------                ------------
                   WASHINGTON--10.2%
                   -----------------------------------------------------
  1,500,000        King County, WA Library System, UT GO Bonds, 6.15%,
                   12/1/2010                                                  AA-          1,565,325
                   -----------------------------------------------------
    500,000        King County, WA, GO UT Refunding Bonds (Series A),
                   6.00%, 12/1/2010                                           AA+            514,285
                   -----------------------------------------------------
    500,000        Port of Seattle, WA, Revenue Bonds, 6.25% (Original
                   Issue Yield: 6.566%), 11/1/2010                            AA-            515,905
                   -----------------------------------------------------
    650,000        Tacoma, WA Electric System, Refunding Revenue Bonds,
                   6.25% (AMBAC INS)/(Original Issue Yield: 6.60%),
                   1/1/2011                                                   AAA            676,065
                   -----------------------------------------------------
    500,000        Washington State, GO LT Refunding Revenue Bonds
                   (Series R92-B), 6.25% (Original Issue Yield: 6.80%),
                   9/1/2009                                                    AA            520,300
                   -----------------------------------------------------
  1,000,000        Washington State, GO UT Refunding Bonds (Series
                   R-96B), 5.00% (Original Issue Yield: 5.45%), 7/1/2010       AA            941,300
                   -----------------------------------------------------                ------------
                   Total                                                                   4,733,180
                   -----------------------------------------------------                ------------
                   (See Notes to Portfolio of Investments)



DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING(C)       VALUE
-----------        -----------------------------------------------------   ----------   ------------
                   WISCONSIN--4.3%
                   -----------------------------------------------------
$   500,000        Green Bay, WI Area Public School District, GO UT
                   Bonds (Series F), 6.00% (Original Issue Yield:
                   6.10%), 4/1/2010                                            Aa       $    509,480
                   -----------------------------------------------------
    500,000        Wisconsin State, GO UT Bonds (Series A), 6.30%
                   (Original Issue Yield: 6.60%), 5/1/2012                     AA            538,265
                   -----------------------------------------------------
  1,000,000        Wisconsin State, GO UT Bonds (Series C), 5.25%
                   (Original Issue Yield: 5.45%), 5/1/2011                     AA            969,590
                   -----------------------------------------------------                ------------
                   Total                                                                   2,017,335
                   -----------------------------------------------------                ------------
                   TOTAL LONG-TERM MUNICIPAL SECURITIES
                   (IDENTIFIED COST $44,588,168)                                        $ 44,864,350
                   -----------------------------------------------------                ------------
MUTUAL FUND SHARES--2.0%
------------------------------------------------------------------------
    925,670        Lehman Municipal Money Money Market Fund
                   (AT NET ASSET VALUE)                                                      925,670
                   -----------------------------------------------------                ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $45,513,838)                      $ 45,790,020
                   -----------------------------------------------------                ------------
                   (See Notes to Portfolio of Investments)



DG U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--73.7%
-----------------------------------------------------------------------------------
                   U.S. TREASURY BILLS--56.2%
                   ----------------------------------------------------------------
$10,000,000        9/5/1996                                                           $  9,994,394
                   ----------------------------------------------------------------
 10,000,000        9/12/1996                                                             9,984,417
                   ----------------------------------------------------------------
 10,000,000        9/19/1996                                                             9,976,725
                   ----------------------------------------------------------------
 10,000,000        9/26/1996                                                             9,964,688
                   ----------------------------------------------------------------
 10,000,000        10/3/1996                                                             9,955,289
                   ----------------------------------------------------------------
 10,000,000        10/17/1996                                                            9,934,769
                   ----------------------------------------------------------------
 10,000,000        10/24/1996                                                            9,924,033
                   ----------------------------------------------------------------
 10,000,000        10/31/1996                                                            9,914,083
                   ----------------------------------------------------------------
 10,000,000        11/7/1996                                                             9,902,571
                   ----------------------------------------------------------------
 10,000,000        11/21/1996                                                            9,886,600
                   ----------------------------------------------------------------
 10,000,000        12/5/1996                                                             9,867,000
                   ----------------------------------------------------------------
 10,000,000        12/12/1996                                                            9,851,392
                   ----------------------------------------------------------------
 10,000,000        1/9/1997                                                              9,815,833
                   ----------------------------------------------------------------   ------------
                   Total                                                               128,971,794
                   ----------------------------------------------------------------   ------------
                   U.S. TREASURY NOTES--17.5%
                   ----------------------------------------------------------------
 10,000,000        4.375%, 11/15/1996                                                    9,977,539
                   ----------------------------------------------------------------
 10,000,000        7.250%, 11/15/1996                                                   10,036,496
                   ----------------------------------------------------------------
 10,000,000        7.500%, 12/31/1996                                                   10,061,384
                   ----------------------------------------------------------------
 10,000,000        8.000%, 1/15/1997                                                    10,092,873
                   ----------------------------------------------------------------   ------------
                   Total                                                                40,168,292
                   ----------------------------------------------------------------   ------------
                   TOTAL U.S. TREASURY OBLIGATIONS                                     169,140,086
                   ----------------------------------------------------------------   ------------
                   (See Notes to Portfolio of Investments)



DG U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
(A)REPURCHASE AGREEMENTS--26.4%
-----------------------------------------------------------------------------------
$31,000,000        Eastbridge Capital, Inc., 5.250%, dated 8/30/1996, due 9/3/1996    $ 31,000,000
                   ----------------------------------------------------------------
 29,663,300        HSBC Securities, Inc., 5.210%, dated 8/30/1996, due 9/3/1996         29,663,300
                   ----------------------------------------------------------------   ------------
                   TOTAL REPURCHASE AGREEMENTS                                          60,663,300
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS AT AMORTIZED COST                                $229,803,386
                   ----------------------------------------------------------------   ------------


(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Non-income producing security.

(c) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

The following acronyms are used throughout this portfolio:

AMBAC   -- American Municipal Bond Assurance Corporation
CGIC    -- Capital Guaranty Insurance Corporation
FGIC    -- Financial Guaranty Insurance Company
GO      -- General Obligation
INS     -- Insured
LOC     -- Letter of Credit
LT      -- Limited Tax
MBIA    -- Municipal Bond Investors Assurance
PCR     -- Pollution Control Revenue
PFA     -- Public Facility Authority
PRF     -- Prerefunded
PSFG    -- Permanent School Fund Guarantee
UT      -- Unlimited Tax

                                  Cost of
                              Investments for     Net Unrealized         Gross            Gross
                                Federal Tax        Appreciation       Unrealized       Unrealized       Total Net
     DG Investor Series           Purposes        (Depreciation)     Appreciation     Depreciation        Assets
----------------------------  ----------------    ---------------    -------------    -------------    ------------
Equity Fund.................    $309,577,986        $98,091,432      $104,627,393      $ 6,535,961     $408,342,355
Opportunity Fund............      62,477,612          9,944,361        13,513,320        3,568,959       72,087,524
Limited Term Fund...........      89,354,597         (1,317,448)          312,155        1,629,603       89,369,188
Government Income Fund......     227,570,204         (5,803,341)        1,265,560        7,068,901      224,599,353
Municipal Income Fund.......      45,513,838            276,182           743,349          467,167       46,436,170
Money Market Fund...........     229,803,386                 --                --               --      229,516,222


(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                DG LIMITED
                                                                                    DG             TERM
                                                                 DG EQUITY      OPPORTUNITY     GOVERNMENT
                                                                    FUND           FUND         INCOME FUND
                                                                ------------    -----------    -------------
ASSETS:
-------------------------------------------------------------
Investments in repurchase agreements                            $23,476,209     $10,141,900    $ 3,201,000
-------------------------------------------------------------
Investments in other securities                                 384,193,209     62,280,073      84,836,149
-------------------------------------------------------------   ------------    -----------    -------------
    Total investments in securities, at value                   $407,669,418    $72,421,973    $88,037,149
-------------------------------------------------------------
Cash                                                                  6,323          1,305           2,358
-------------------------------------------------------------
Income receivable                                                   633,722         21,091       1,344,474
-------------------------------------------------------------
Receivable for investments sold                                          --        355,967              --
-------------------------------------------------------------
Receivable for shares sold                                           50,386          1,250              --
-------------------------------------------------------------
Deferred expenses                                                    11,011          1,525           4,308
-------------------------------------------------------------   ------------    -----------    -------------
    Total assets                                                408,370,860     72,803,111      89,388,289
-------------------------------------------------------------   ------------    -----------    -------------
LIABILITIES:
-------------------------------------------------------------
Payable for investments purchased                                        --        699,588              --
-------------------------------------------------------------
Income distribution payable                                              --             --              --
-------------------------------------------------------------
Accrued expenses                                                     28,505         15,999          19,101
-------------------------------------------------------------   ------------    -----------    -------------
    Total liabilities                                                28,505        715,587          19,101
-------------------------------------------------------------   ------------    -----------    -------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------
Paid in capital                                                 306,664,949     57,759,847      93,154,450
-------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments        98,091,432      9,972,956      (1,317,448  )
-------------------------------------------------------------
Accumulated net realized gain (loss) on investments               3,138,432      4,354,721      (2,552,836  )
-------------------------------------------------------------
Undistributed net investment income                                 447,542             --          85,022
-------------------------------------------------------------   ------------    -----------    -------------
    Total Net Assets                                            $408,342,355    $72,087,524    $89,369,188
-------------------------------------------------------------   ------------    -----------    -------------
NET ASSET VALUE PER SHARE, and Redemption Proceeds Per Share:
(net assets / shares outstanding)                                    $14.28         $14.32           $9.68
-------------------------------------------------------------   ------------    -----------    -------------
Offering Price Per Share***                                          $14.80 *       $14.84 *         $9.88  **
-------------------------------------------------------------   ------------    -----------    -------------
Shares Outstanding                                               28,605,091      5,034,332       9,234,455
-------------------------------------------------------------   ------------    -----------    -------------
Investments, at identified cost                                 $309,577,986    $62,449,017    $89,354,597
-------------------------------------------------------------   ------------    -----------    -------------
Investments, at tax cost                                        $309,577,986    $62,477,612    $89,354,597
-------------------------------------------------------------   ------------    -----------    -------------


  * Computation of offering price: 100/96.5 of net asset value.

 ** Computation of offering price: 100/98.0 of net asset value.

*** See 'What Shares Cost' in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                DG U.S.
                                                                   DG             DG          GOVERNMENT
                                                               GOVERNMENT      MUNICIPAL     MONEY MARKET
                                                              INCOME FUND     INCOME FUND        FUND
                                                              ------------    -----------    -------------
ASSETS:
-----------------------------------------------------------
Investments in repurchase agreements                          $10,051,900     $      --      $ 60,663,300
-----------------------------------------------------------
Investments in other securities                               211,714,963     45,790,020      169,140,086
-----------------------------------------------------------   ------------    ---------      ------------
    Total investments in securities, at value                 $221,766,863    $45,790,020    $229,803,386
-----------------------------------------------------------
Cash                                                                  723           192             4,099
-----------------------------------------------------------
Income receivable                                               2,825,925       659,898           594,700
-----------------------------------------------------------
Receivable for investments sold                                        --            --                --
-----------------------------------------------------------
Receivable for shares sold                                             --            --                --
-----------------------------------------------------------
Deferred expenses                                                   7,443         1,088             9,983
-----------------------------------------------------------   ------------    ---------      ------------
    Total assets                                              224,600,954     46,451,198      230,412,168
-----------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------
Payable for investments purchased                                      --            --                --
-----------------------------------------------------------
Income distribution payable                                            --            --           874,739
-----------------------------------------------------------
Accrued expenses                                                    1,601        15,028            21,207
-----------------------------------------------------------   ------------    ---------      ------------
    Total liabilities                                               1,601        15,028           895,946
-----------------------------------------------------------   ------------    ---------      ------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------
Paid in capital                                               231,439,195     46,052,883      229,516,222
-----------------------------------------------------------
Net unrealized appreciation (depreciation) of investments      (5,803,341 )     276,182                --
-----------------------------------------------------------
Accumulated net realized gain (loss) on investments            (1,113,644 )      11,168                --
-----------------------------------------------------------
Undistributed net investment income                                77,143        95,937                --
-----------------------------------------------------------   ------------    ---------      ------------
    Total Net Assets                                          $224,599,353    $46,436,170    $229,516,222
-----------------------------------------------------------   ------------    ---------      ------------
NET ASSET VALUE PER SHARE, and Redemption Proceeds Per
Share: (net assets / shares outstanding)                            $9.54        $10.36             $1.00
-----------------------------------------------------------   ------------    ---------      ------------
Offering Price Per Share***                                         $9.73 **     $10.57  **         $1.00
-----------------------------------------------------------   ------------    ---------      ------------
Shares Outstanding                                             23,545,529     4,482,603       229,516,222
-----------------------------------------------------------   ------------    ---------      ------------
Investments, at identified cost                               $227,570,204    $45,513,838    $229,803,386
-----------------------------------------------------------   ------------    ---------      ------------
Investments, at tax cost                                      $227,570,204    $45,513,838    $229,803,386
-----------------------------------------------------------   ------------    ---------      ------------


  * Computation of offering price: 100/96.5 of net asset value.

 ** Computation of offering price: 100/98.0 of net asset value.

*** See 'What Shares Cost' in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        DG LIMITED
                                                                             DG            TERM
                                                           DG EQUITY     OPPORTUNITY    GOVERNMENT
                                                             FUND           FUND        INCOME FUND
                                                          -----------    ----------    -------------
INVESTMENT INCOME:
-------------------------------------------------------
Dividends                                                 $3,085,382     $ 115,299      $        --
-------------------------------------------------------
Interest                                                     889,751       218,275        2,749,808
-------------------------------------------------------   ----------     ---------     ------------
    Total income                                           3,975,133       333,574        2,749,808
-------------------------------------------------------   ----------     ---------     ------------
EXPENSES:
-------------------------------------------------------
Investment advisory fee                                    1,507,483       305,134          270,239
-------------------------------------------------------
Administrative personnel and services fee                    223,381        50,411           50,063
-------------------------------------------------------
Custodian fees                                                27,086        12,416            8,793
-------------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                      29,169        16,997           15,096
-------------------------------------------------------
Directors'/Trustees' fees                                      2,727           696            1,732
-------------------------------------------------------
Auditing fees                                                  6,046         6,143            6,286
-------------------------------------------------------
Legal fees                                                     2,807           846            1,263
-------------------------------------------------------
Portfolio accounting fees                                     45,935        22,874           24,079
-------------------------------------------------------
Share registration costs                                      11,319         6,602            9,884
-------------------------------------------------------
Printing and postage                                           3,724         2,962            3,778
-------------------------------------------------------
Insurance premiums                                             2,179         1,493            1,914
-------------------------------------------------------
Miscellaneous                                                  4,480           964            4,446
-------------------------------------------------------   ----------     ---------     ------------
    Total expenses                                         1,866,336       427,538          397,573
-------------------------------------------------------
WAIVER--
-------------------------------------------------------
Waiver of investment advisory fee                                 --       (55,737 )        (90,080)
-------------------------------------------------------   ----------     ---------     ------------
    Net expenses                                           1,866,336       371,801          307,493
-------------------------------------------------------   ----------     ---------     ------------
         Net investment income (loss)                      2,108,797       (38,227 )      2,442,315
-------------------------------------------------------   ----------     ---------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------
Net realized gain (loss) on investments                    3,137,248     5,451,054          (31,296)
-------------------------------------------------------
Change in unrealized appreciation (depreciation) of
investments                                               (9,426,509 )   1,266,230       (1,094,342)
-------------------------------------------------------   ----------     ---------     ------------
    Net realized and unrealized gain (loss) on
    investments                                           (6,289,261 )   6,717,284       (1,125,638)
-------------------------------------------------------   ----------     ---------     ------------
         Change in net assets resulting from operations   $(4,180,464)   $6,679,057     $ 1,316,677
-------------------------------------------------------   ----------     ---------     ------------


(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          DG U.S.
                                                             DG             DG          GOVERNMENT
                                                         GOVERNMENT      MUNICIPAL     MONEY MARKET
                                                        INCOME FUND     INCOME FUND        FUND
                                                        ------------    -----------    -------------
INVESTMENT INCOME:
-----------------------------------------------------
Dividends                                               $        --     $      --       $        --
-----------------------------------------------------
Interest                                                  7,227,999     1,258,545         5,608,583
-----------------------------------------------------   ------------    ---------       -----------
    Total income                                          7,227,999     1,258,545         5,608,583
-----------------------------------------------------   ------------    ---------       -----------
EXPENSES:
-----------------------------------------------------
Investment advisory fee                                     659,081       139,381           537,817
-----------------------------------------------------
Administrative personnel and services fee                   122,079        25,820           119,527
-----------------------------------------------------
Custodian fees                                               11,196        11,722            21,024
-----------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                     20,078        13,494            21,129
-----------------------------------------------------
Directors'/Trustees' fees                                     1,811         1,696               907
-----------------------------------------------------
Auditing fees                                                 6,056         6,063             6,049
-----------------------------------------------------
Legal fees                                                    2,788         2,631             2,102
-----------------------------------------------------
Portfolio accounting fees                                    31,606        27,050            31,341
-----------------------------------------------------
Share registration costs                                     11,567         6,944            15,735
-----------------------------------------------------
Printing and postage                                          4,078         3,519             4,001
-----------------------------------------------------
Insurance premiums                                            2,825         1,993             1,972
-----------------------------------------------------
Miscellaneous                                                 3,923         3,263             5,039
-----------------------------------------------------   ------------    ---------       -----------
    Total expenses                                          877,088       243,576           766,643
-----------------------------------------------------
WAIVER--
-----------------------------------------------------
Waiver of investment advisory fee                          (109,847 )     (81,306  )       (215,127)
-----------------------------------------------------   ------------    ---------       -----------
    Net expenses                                            767,241       162,270           551,516
-----------------------------------------------------   ------------    ---------       -----------
         Net investment income (loss)                     6,460,758     1,096,275         5,057,067
-----------------------------------------------------   ------------    ---------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------
Net realized gain (loss) on investments                    (463,963 )      11,245                --
-----------------------------------------------------
Change in unrealized appreciation (depreciation) of
investments                                              (7,261,787 )   (1,341,193 )             --
-----------------------------------------------------   ------------    ---------       -----------
    Net realized and unrealized gain (loss) on
    investments                                          (7,725,750 )   (1,329,948 )             --
-----------------------------------------------------   ------------    ---------       -----------
         Change in net assets resulting from
         operations                                     $(1,264,992 )   $(233,673  )    $ 5,057,067
-----------------------------------------------------   ------------    ---------       -----------


(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           DG EQUITY FUND                  DG OPPORTUNITY FUND
                                                    ----------------------------       ---------------------------
                                                     SIX MONTHS                        SIX MONTHS
                                                       ENDED                              ENDED        YEAR ENDED
                                                    (UNAUDITED)      YEAR ENDED        (UNAUDITED)    FEBRUARY 29,
                                                     AUGUST 31,     FEBRUARY 29,       AUGUST 31,         1996
                                                        1996            1996              1996             -
                                                    ------------    ------------       -----------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------
OPERATIONS--
-------------------------------------------------
Net investment income                               $  2,108,797    $ 4,256,188        $  (38,227 )   $       141
-------------------------------------------------
Net realized gain (loss) on investments
transactions                                           3,137,248     13,664,210         5,451,054       4,440,660
-------------------------------------------------
Net change in unrealized appreciation
(depreciation) of investments                         (9,426,509)    81,182,937         1,266,230       7,971,651
-------------------------------------------------    -----------    ------------       -----------    ------------
    Change in net assets resulting from
    operations                                        (4,180,464)    99,103,335         6,679,057      12,412,452
-------------------------------------------------    -----------    ------------       -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------
Distributions from net investment income              (2,096,837)    (4,438,344 )              --              --
-------------------------------------------------
Distributions from net realized gain                          --    (13,575,996 )              --      (5,952,830 )
-------------------------------------------------    -----------    ------------       -----------    ------------
    Change in net assets resulting from
    distributions to shareholders                     (2,096,837)   (18,014,340 )              --      (5,952,830 )
-------------------------------------------------    -----------    ------------       -----------    ------------
CAPITAL STOCK TRANSACTIONS--
-------------------------------------------------
Proceeds from sale of shares                          60,325,266    129,890,889        18,954,948      19,841,733
-------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                   1,247,981     10,503,917                --       4,248,370
-------------------------------------------------
Cost of shares redeemed                              (32,098,628)   (96,336,688 )      (7,023,806 )   (13,735,953 )
-------------------------------------------------    -----------    ------------       -----------    ------------
    Change in net assets from share transactions      29,474,619     44,058,118        11,931,142      10,354,150
-------------------------------------------------    -----------    ------------       -----------    ------------
        Change in net assets                          23,197,318    125,147,113        18,610,199      16,813,772
-------------------------------------------------
NET ASSETS:
-------------------------------------------------
Beginning of period                                  385,145,037    259,997,924        53,477,325      36,663,553
-------------------------------------------------    -----------    ------------       -----------    ------------
End of period                                        408,342,355    385,145,037        72,087,524      53,477,325
-------------------------------------------------    -----------    ------------       -----------    ------------
Undistributed net investment income included in
net assets at end of period                         $    447,542    $   435,582        $       --     $       239
-------------------------------------------------    -----------    ------------       -----------    ------------
Net gain (loss) as computed for federal tax
purposes                                            $  3,137,248    $13,575,513        $5,417,571     $ 5,471,469
-------------------------------------------------    -----------    ------------       -----------    ------------


(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            DG LIMITED
                                                         TERM GOVERNMENT                      DG GOVERNMENT
                                                           INCOME FUND                         INCOME FUND
                                                   ----------------------------       -----------------------------
                                                    SIX MONTHS                         SIX MONTHS
                                                      ENDED                              ENDED
                                                   (UNAUDITED)      YEAR ENDED        (UNAUDITED)      YEAR ENDED
                                                    AUGUST 31,     FEBRUARY 29,        AUGUST 31,     FEBRUARY 29,
                                                       1996            1996               1996            1996
                                                   ------------    ------------       ------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income                              $  2,442,315    $ 5,278,987        $  6,460,758    $   8,933,122
------------------------------------------------
Net realized gain (loss) on investments
transactions                                            (31,296)      (677,996 )          (463,963)       1,713,476
------------------------------------------------
Net change in unrealized appreciation
(depreciation) of investments                        (1,094,342)     2,272,579          (7,261,787)       4,322,771
------------------------------------------------    -----------    ------------        -----------     ------------
    Change in net assets resulting from
    operations                                        1,316,677      6,873,570          (1,264,992)      14,969,369
------------------------------------------------    -----------    ------------        -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income             (2,469,110)    (5,261,106 )        (6,507,114)      (8,982,698)
------------------------------------------------
Distributions from net realized gain                         --             --                  --               --
------------------------------------------------    -----------    ------------        -----------     ------------
    Change in net assets resulting from
    distributions to shareholders                    (2,469,110)    (5,261,106 )        (6,507,114)      (8,982,698)
------------------------------------------------    -----------    ------------        -----------     ------------
CAPITAL STOCK TRANSACTION--
------------------------------------------------
Proceeds from sale of shares                         15,734,113     26,209,467          75,428,827      153,671,801
------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                  1,052,947      2,236,332           2,487,049        2,976,364
------------------------------------------------
Cost of shares redeemed                             (19,541,050)   (32,999,086 )       (29,770,523)    (146,722,215)
------------------------------------------------    -----------    ------------        -----------     ------------
    Change in net assets from share transactions     (2,753,990)    (4,553,287 )        48,145,353        9,925,950
------------------------------------------------    -----------    ------------        -----------     ------------
        Change in net assets                         (3,906,423)    (2,940,823 )        40,373,247       15,912,621
------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                  93,275,611     96,216,434         184,226,106      168,313,485
------------------------------------------------    -----------    ------------        -----------     ------------
End of period                                        89,369,188     93,275,611         224,599,353      184,226,106
------------------------------------------------    -----------    ------------        -----------     ------------
Undistributed net investment income included in
net assets at end of period                        $     29,730    $    56,525        $     77,143    $      62,896
------------------------------------------------    -----------    ------------        -----------     ------------
Net gain (loss) as computed for federal tax
purposes                                           $    (31,296)   $(1,040,337 )      $   (463,963)   $    (467,764)
------------------------------------------------    -----------    ------------        -----------     ------------


(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         DG MUNICIPAL                  DG U.S. GOVERNMENT MONEY
                                                          INCOME FUND                        MARKET FUND
                                                  ---------------------------       ------------------------------
                                                  SIX MONTHS                         SIX MONTHS
                                                     ENDED                              ENDED
                                                  (UNAUDITED)     YEAR ENDED         (UNAUDITED)      YEAR ENDED
                                                  AUGUST 31,     FEBRUARY 29,        AUGUST 31,      FEBRUARY 29,
                                                     1996            1996               1996             1996
                                                  -----------    ------------       -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------
OPERATIONS--
-----------------------------------------------
Net investment income                             $1,096,275     $ 2,033,071        $   5,057,067    $  11,132,692
-----------------------------------------------
Net realized gain (loss) on investments
transactions                                          11,245          36,102                   --               --
-----------------------------------------------
Net change in unrealized appreciation
(depreciation) of investments                     (1,341,193 )     2,105,078                   --               --
-----------------------------------------------   -----------    ------------        ------------     ------------
    Change in net assets resulting from
    operations                                      (233,673 )     4,174,251            5,057,067       11,132,692
-----------------------------------------------   -----------    ------------        ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------
Distributions from net investment income          (1,068,756 )    (1,990,513 )         (5,057,067)     (11,132,692)
-----------------------------------------------
Distributions from net realized gain                 (36,056 )       (11,600 )                 --               --
-----------------------------------------------   -----------    ------------        ------------     ------------
    Change in net assets resulting from
    distributions to shareholders                 (1,104,812 )    (2,002,113 )         (5,057,067)     (11,132,692)
-----------------------------------------------   -----------    ------------        ------------     ------------
CAPITAL STOCK TRANSACTIONS--
-----------------------------------------------
Proceeds from sale of shares                       9,740,554      17,982,143          244,852,343      505,711,379
-----------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                              17,726          25,625               77,346          114,789
-----------------------------------------------
Cost of shares redeemed                           (6,561,949 )   (17,143,725 )       (261,060,697)    (422,693,644)
-----------------------------------------------   -----------    ------------        ------------     ------------
    Change in net assets from share
    transactions                                   3,196,331         864,043          (16,131,008)      83,132,524
-----------------------------------------------   -----------    ------------        ------------     ------------
        Change in net assets                       1,857,846       3,036,181          (16,131,008)      83,132,524
-----------------------------------------------
NET ASSETS:
-----------------------------------------------
Beginning of period                               44,578,324      41,542,143          245,647,230      162,514,706
-----------------------------------------------   -----------    ------------        ------------     ------------
End of period                                     46,436,170      44,578,324        $ 229,516,222    $ 245,647,230
-----------------------------------------------   -----------    ------------        ------------     ------------
Undistributed net investment income included in
net assets at end of period                       $   95,937     $    68,418                   --               --
-----------------------------------------------   -----------    ------------        ------------     ------------
Net gain (loss) as computed for federal tax
purposes                                          $   11,245     $    36,102                   --               --
-----------------------------------------------   -----------    ------------        ------------     ------------


(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                               DISTRIBUTIONS
                                                        NET                                         TO        DISTRIBUTIONS
                                                      REALIZED                  DISTRIBUTIONS  SHAREHOLDERS        TO
                                                        AND                          TO          FROM NET     SHAREHOLDERS
                           NET ASSET                 UNREALIZED      TOTAL      SHAREHOLDERS     REALIZED      IN EXCESS
                            VALUE,        NET       GAIN/(LOSS)       FROM        FROM NET       GAIN ON         OF NET
        YEAR ENDED         BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT     INVESTMENT     INVESTMENT
    FEBRUARY 28 OR 29,     OF PERIOD     INCOME     INVESTMENTS    OPERATIONS      INCOME      TRANSACTIONS    INCOME (I)
-------------------------- ---------   ----------   ------------   ----------   ------------   ------------   ------------
EQUITY FUND
1993(a)                     $ 10.00        0.12          0.52          0.64         (0.10)            --             --
1994                        $ 10.54        0.14          0.38          0.52         (0.14)         (0.05)            --
1995                        $ 10.87        0.16          0.71          0.87         (0.16)         (0.17)            --
1996                        $ 11.41        0.16          3.63          3.79         (0.17)         (0.54)            --
1997(h)                     $ 14.49        0.08         (0.21)        (0.13)        (0.08)            --             --
OPPORTUNITY FUND
1995(b)                     $ 10.00        0.02          1.17          1.19         (0.02)         (0.02)            --
1996                        $ 11.15          --          3.30          3.30            --          (1.66)            --
1997(h)                     $ 12.79       (0.01)         1.54          1.53            --             --             --
LIMITED TERM GOVERNMENT
  INCOME FUND
1993(a)                     $ 10.00        0.36          0.07          0.43         (0.36)            --             --
1994                        $ 10.07        0.52         (0.17)         0.35         (0.52)         (0.03)            --
1995                        $  9.87        0.49         (0.23)         0.26         (0.48)            --             --
1996                        $  9.65        0.54          0.15          0.69         (0.54)            --             --
1997(h)                     $  9.80        0.27         (0.12)         0.15         (0.27)            --             --
GOVERNMENT INCOME FUND
1993(a)                     $ 10.00        0.37          0.25          0.62         (0.37)            --             --
1994                        $ 10.25        0.55         (0.09)         0.46         (0.55)         (0.25)         (0.01)
1995                        $  9.90        0.54         (0.44)         0.10         (0.53)            --             --
1996                        $  9.47        0.58          0.41          0.99         (0.59)            --             --
1997(h)                     $  9.87        0.29         (0.33)        (0.04)        (0.29)            --             --
MUNICIPAL INCOME FUND
1993(c)                     $ 10.00        0.07          0.49          0.56         (0.05)            --             --
1994                        $ 10.51        0.48          0.08          0.56         (0.49)         (0.01)            --
1995                        $ 10.57        0.49         (0.43)         0.06         (0.48)            --             --
1996                        $ 10.15        0.49          0.50          0.99         (0.48)            --             --
1997(h)                     $ 10.66        0.25         (0.30)        (0.05)        (0.24)         (0.01)            --
MONEY MARKET FUND
1993(d)                     $  1.00        0.02            --          0.02         (0.02)            --             --
1994                        $  1.00        0.03            --          0.03         (0.03)            --             --
1995                        $  1.00        0.04            --          0.04         (0.04)            --             --
1996                        $  1.00        0.05            --          0.05         (0.05)            --             --
1997(h)                     $  1.00        0.02            --          0.02         (0.02)            --             --


(a) Reflects operations for the period from August 3, 1992 (date of initial public investment) to February 28, 1993.

(b) Reflects operations for the period from August 1, 1994 (date of initial public investment) to February 28, 1995.

(c) Reflects operations for the period from December 29, 1992 (date of initial public investment) to February 28, 1993.

(d) Reflects operations for the period from July 1, 1992 (date of initial public investment) to February 28, 1993. For the period from March 31, 1992 (start of business) to June 30, 1992, all income was distributed to the administrator.


--------------------------------------------------------------------------------

                                                            RATIOS TO AVERAGE NET ASSETS
                                                        -------------------------------------
                                                                                      NET
                                                                                    ASSETS,
               NET ASSET                                                             END OF
                VALUE,                                     NET                       PERIOD       PORTFOLIO      AVERAGE
  TOTAL         END OF         TOTAL                    INVESTMENT    EXPENSE         (000         TURNOVER      COMMISSION
DISTRIBUTIONS   PERIOD       RETURN(E)     EXPENSES      INCOME       WAIVER(G)     OMITTED)         RATE          PAID
----------     ---------     ---------     --------     ---------     --------     ----------     ----------     --------
   (0.10)       $ 10.54         6.40%        0.51%(f)      2.15%(f)     0.53%(f)    $181,239          28%             --
   (0.19)       $ 10.87         4.99%        0.96%         1.38%        0.01%       $284,203           7%             --
   (0.33)       $ 11.41         8.23%        0.95%         1.54%          --        $259,998           1%             --
   (0.71)       $ 14.49        33.73%        0.94%         1.24%          --        $385,145          15%        $0.0653
   (0.08)       $ 14.28        (0.93)%       0.93%(f)      1.05%(f)       --        $408,342           4%        $0.0753
   (0.04)       $ 11.15        11.84%        0.79%(f)      0.06%(f)     1.34%(f)    $ 36,664          45%             --
   (1.66)       $ 12.79        31.42%        1.17%           --         0.35%       $ 53,477         154%        $0.0098
      --        $ 14.32        11.96%        1.16%(f)     (0.12)%(f)    0.17%(f)    $ 72,088          60%        $0.0553
   (0.36)       $ 10.07         4.43%        0.50%(f)      6.25%(f)     0.42%(f)    $ 99,921          18%             --
   (0.55)       $  9.87         3.52%        0.59%         5.21%        0.29%       $116,600          76%             --
   (0.48)       $  9.65         2.72%        0.63%         5.00%        0.25%       $ 92,216          14%             --
   (0.54)       $  9.80         7.34%        0.69%         5.49%        0.20%       $ 93,276          56%             --
   (0.27)       $  9.68         1.55%        0.68%(f)      5.42%(f)     0.20%(f)    $ 89,369          10%             --
   (0.37)       $ 10.25         6.40%        0.50%(f)      6.45%(f)     0.41%(f)    $111,435          78%             --
   (0.81)       $  9.90         4.55%        0.70%         5.34%        0.19%       $118,695          49%             --
   (0.53)       $  9.47         1.20%        0.68%         5.79%        0.15%       $168,313          31%             --
   (0.59)       $  9.87        10.70%        0.72%         5.96%        0.10%       $184,226          87%             --
   (0.29)       $  9.54        (0.43)%       0.70%(f)      5.88%(f)     0.10%(f)    $224,599           3%             --
   (0.05)       $ 10.51         5.65%        0.48%(f)      4.11%(f)     1.02%(f)    $ 15,644          93%             --
   (0.05)       $ 10.57         5.34%        0.74%         4.60%        0.67%       $ 34,435           9%             --
   (0.48)       $ 10.15         0.81%        0.75%         4.93%        0.41%       $ 41,542           9%             --
   (0.48)       $ 10.66         9.96%        0.70%         4.65%        0.47%       $ 44,578          20%             --
   (0.25)       $ 10.36        (0.46)%       0.70%(f)      4.72%(f)     0.35%(f)    $ 46,436           1%             --
   (0.02)       $  1.00         1.97%        0.41%(f)      2.88%(f)     0.38%(f)    $189,024           --             --
   (0.03)       $  1.00         2.74%        0.54%         2.70%        0.20%       $189,315           --             --
   (0.04)       $  1.00         4.06%        0.53%         3.96%        0.20%       $162,515           --             --
   (0.05)       $  1.00         5.48%        0.51%         5.33%        0.20%       $245,647           --             --
   (0.02)       $  1.00         2.39%        0.51%(f)      4.70%(f)     0.20%(f)    $229,516           --             --


(e) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(f)  Computed on an annualized basis.

(g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(h) Reflects operations for the six months ended August 31, 1996 (unaudited).

(i) This distribution does not represent a return of capital for federal tax purposes.


DG INVESTORS SERIES

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investors Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

----------------------------------------------------------------------------------------------------------
             PORTFOLIO NAME                  DIVERSIFICATION               INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------
  DG Equity Fund ("Equity")                    diversified       Long term capital appreciation with
                                                                 current income as a secondary objective.
----------------------------------------------------------------------------------------------------------
  DG Opportunity Fund ("Opportunity")          diversified       Provide capital appreciation.
----------------------------------------------------------------------------------------------------------
  DG Limited Term Government Income Fund       diversified       Provide current income.
  ("Limited Term")
----------------------------------------------------------------------------------------------------------
  DG Government Income Fund ("Government       diversified       Provide current income.
  Income")
----------------------------------------------------------------------------------------------------------
  DG Municipal Income Fund                     diversified       Provide dividend income that is exempt
  ("Municipal Income")                                           from federal regular income tax.
----------------------------------------------------------------------------------------------------------
  DG U.S. Government Money Market Fund         diversified       Current income consistent with stability
  ("U.S. Government Money Market")                               of principal and liquidity.
----------------------------------------------------------------------------------------------------------


The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.


DG INVESTORS SERIES
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At February 29, 1996, the Government Income, and Limited Term, for federal tax purposes, had a capital loss carryforward, as noted below, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                                     EXPIRATION YEAR
                                 ------------------------     TOTAL TAX LOSS
               FUND                 2003          2004         CARRYFORWARD
     -------------------------   ----------    ----------     ---------------
     Limited Term                $1,406,691    $1,040,337       $ 2,447,028
     Government Income           $  181,520    $  467,764       $   649,284



DG INVESTORS SERIES
--------------------------------------------------------------------------------

     Additionally, net capital losses, as noted below, attributable to security transactions incurred after October 31, 1995 are treated as arising on the first day of the Funds' next taxable year.

                                 TOTAL TAX LOSS
               FUND                PUSHFORWARD
     -------------------------   ---------------
     Opportunity                    $ 996,231
     Limited Term                   $  74,936


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Trust with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Trust's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At August 31, 1996, U.S. Government Money Market capital paid-in aggregated $229,516,222.


DG INVESTORS SERIES
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                             EQUITY FUND                                  OPPORTUNITY FUND
                               ----------------------------------------       ----------------------------------------
                                SIX MONTHS ENDED                               SIX MONTHS ENDED
                                AUGUST 31, 1996          YEAR ENDED            AUGUST 31, 1996          YEAR ENDED
                                  (UNAUDITED)        FEBRUARY 29, 1996           (UNAUDITED)        FEBRUARY 29, 1996
----------------------------   ------------------    ------------------       ------------------    ------------------
Shares sold                         4,175,342            10,299,860                1,338,672              1,579,949
---------------------------
Shares issued to
shareholders in payment of
distributions declared                 86,038               782,712                        0                368,888
---------------------------
Shares redeemed                    (2,239,380)           (7,276,853)                (486,314)            (1,054,805)
---------------------------     -------------         -------------              -----------           ------------
  Net change resulting from
  share transactions                2,022,000             3,805,719                  852,358                894,032
---------------------------     -------------         -------------              -----------           ------------

                                             LIMITED TERM                                GOVERNMENT INCOME
                               ----------------------------------------       ----------------------------------------
                                SIX MONTHS ENDED                               SIX MONTHS ENDED
                                AUGUST 31, 1996          YEAR ENDED            AUGUST 31, 1996          YEAR ENDED
                                  (UNAUDITED)        FEBRUARY 29, 1996           (UNAUDITED)        FEBRUARY 29, 1996
----------------------------   ------------------    ------------------       ------------------    ------------------
Shares sold                         1,616,413             2,675,393                7,706,124             15,482,495
---------------------------
Shares issued to
shareholders in payment of
distributions declared                108,534               228,722                  258,047                302,148
---------------------------
Shares redeemed                    (2,003,839)           (3,365,918)              (3,078,336)           (14,897,666)
---------------------------     -------------         -------------            -------------          -------------
  Net change resulting from
  share transactions                 (278,892)             (461,803)               4,885,835                886,977
---------------------------     -------------         -------------            -------------          -------------

                                        MUNICIPAL INCOME FUND                       U.S. GOVERNMENT MONEY MARKET
                               ----------------------------------------       ----------------------------------------
                                SIX MONTHS ENDED                               SIX MONTHS ENDED
                                AUGUST 31, 1996          YEAR ENDED            AUGUST 31, 1996          YEAR ENDED
                                  (UNAUDITED)        FEBRUARY 29, 1996           (UNAUDITED)        FEBRUARY 29, 1996
----------------------------   ------------------    ------------------       ------------------    ------------------
Shares sold                          929,447              1,716,250               244,852,343           505,711,379
---------------------------
Shares issued to
shareholders in payment of
distributions declared                 1,713                  2,449                    77,346               114,789
---------------------------
Shares redeemed                     (630,946)            (1,627,203)             (261,060,697)         (422,693,644)
---------------------------     ------------          -------------            --------------        --------------
  Net change resulting from
  share transactions                 300,214                 91,496               (16,131,008)           83,132,524
---------------------------     ------------          -------------            --------------        --------------



DG INVESTORS SERIES
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Deposit Guaranty National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

                                                                                     ANNUAL
                                      FUND                                            RATE
---------------------------------------------------------------------------------    ------
Equity                                                                                0.75%
---------------------------------------------------------------------------------
Opportunity                                                                           0.95%
---------------------------------------------------------------------------------
Limited Term                                                                          0.60%
---------------------------------------------------------------------------------
Government Income                                                                     0.60%
---------------------------------------------------------------------------------
Municipal Income                                                                      0.60%
---------------------------------------------------------------------------------
U.S. Government Money Market                                                          0.50%
---------------------------------------------------------------------------------


The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and the Trust Division of Commercial National Bank, Commercial National Bank receives an annual fee from the Adviser equal to 0.25% of the Fund's average daily net assets (excluding U.S. Government Money Market). In addition, Trust Division of Commercial National Bank may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


DG INVESTORS SERIES
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1996, were as follows:

                              FUND                                   PURCHASES         SALES
----------------------------------------------------------------    -----------     -----------
Equity Fund                                                         $49,003,618     $13,996,774
----------------------------------------------------------------
Opportunity                                                         $42,314,588     $33,216,473
----------------------------------------------------------------
Limited Term                                                        $ 8,173,750     $10,209,297
----------------------------------------------------------------
Government Income                                                   $49,610,234     $ 5,674,000
----------------------------------------------------------------
Municipal Income                                                    $ 3,617,165     $   508,750
----------------------------------------------------------------

TRUSTEES                                OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                         John F. Donahue
Thomas G. Bigley                        Chairman
John T. Conroy, Jr.                     Edward C. Gonzales
William J. Copeland                     President and Treasurer
James E. Dowd                           J. Christopher Donahue
Lawrence D. Ellis, M.D.                 Executive Vice President
Edward L. Flaherty, Jr.                 John W. McGonigle
Edward C. Gonzales                      Executive Vice President and
Peter E. Madden                         Secretary
Gregor F. Meyer                         Richard B. Fisher
John E. Murray, Jr.                     Vice President
Wesley W. Posvar                        Charles L. Davis, Jr.
Marjorie P. Smuts                       Vice President and Assistant
                                        Treasurer
                                        C. Grant Anderson
                                        Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.